Goodwill And Other Intangible Assets (Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 66,065	$ 61,334
Spectrum Licenses [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	60,824	56,433
Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 5,241	$ 4,901